UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $ 13,096,426(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204   20,623  1079750 SH	        SOLE		   1034250	  0    45500
ALCON				COM		H01301102   21,781   132530 SH		SOLE		    105030	  0    27500
ALLERGAN			COM		018490102  639,341 10146656 SH		SOLE		   6317732	  0  3828924
ALNYLAM PHARMS			COM		02043Q107    1,626    92275 SH		SOLE		     13275	  0    79000
AMAZON.COM			COM		023135106  964,399  7169185 SH		SOLE		   4602671	  0  2566514
AMERICA MOVIL S.A.B DE C.V.     SPON ADR L SHS	02364W105  359,808  7658748 SH		SOLE		   4960133	  0  2698615
APPLE				COM		037833100  954,649  4530156 SH		SOLE		   2916424	  0  1613732
BIOMARIN PHARMS			COM		09061G101    4,652   247300 SH		SOLE		     35500	  0   211800
BROADCOM			CL A		111320107  255,794  8128179 SH		SOLE		   5323478	  0  2804701
CELGENE				COM		151020104    4,273    76750 SH		SOLE		     10950	  0    65800
CHARLES SCHWAB			COM		808513105  173,347  9210792 SH		SOLE		   5693767	  0  3517025
CISCO SYSTEMS			COM		17275R102      335    14000 SH		SOLE		      7500	  0     6500
CME GROUP			COM		12572Q105  311,291   926573 SH		SOLE		    574850	  0   351723
CR BARD INC.			COM		067383109    3,495    44860 SH		SOLE		      6460	  0    38400
DENTSPLY INTL			COM		249030107    3,186    90600 SH		SOLE		     13000	  0    77600
EDWARDS LIFESCIENCES CORP	COM		28176E108    3,340    38460 SH		SOLE		      5560	  0    32900
FLIR SYSTEMS INC		COM		302445101  208,783  6378939 SH		SOLE		   4147996	  0  2230943
FMC TECHNOLOGIES		COM		30249U101  497,561  8602372 SH		SOLE		   5744311	  0  2858061
GENZYME				COM		372917104  543,501 11089588 SH		SOLE		   7062413	  0  4027175
GILEAD SCIENCES			COM		375558103    3,717    85900 SH		SOLE		     12400	  0    73500
GOOGLE				CL A		38259P508  846,326  1365086 SH		SOLE		    876542	  0   488544
HUMAN GENOME SCIENCES		COM		444903108    2,939    96100 SH		SOLE		     13800	  0    82300
ILLUMINA INC			COM		452327109  197,975  6452895 SH		SOLE		   3999188	  0  2453707
INTERCONTINENTAL EXCHANGE	COM		45865V100  522,821  4655575 SH		SOLE		   3005825	  0  1649750
INTUITIVE SURGICAL		COM		46120E602  817,223  2693284 SH		SOLE		   1729809	  0   963475
IRON MOUNTAIN			COM		462846106  118,807  5220012 SH		SOLE		   3234044	  0  1985968
ISHARES RUSS 1000 GROWTH INDX	RUSSELL1000GRW	464287614    1,864    37395 SH		SOLE		     32595	  0     4800
ISIS PHARMACEUTICAL		COM		464330109    1,764   158800 SH		SOLE		     22800	  0   136000
LAS VEGAS SANDS			COM		517834107  245,281 16417753 SH		SOLE		  11164561	  0  5253192
MERCADOLIBRE ADR		ADR		58733R102   28,207   543800 SH		SOLE		    520800	  0    23000
MINDRAY MEDICAL INTL ADR	ADR		602675100   38,011  1120603 SH		SOLE		    945999	  0   174604
MONSANTO			COM		61166W101  510,771  6247962 SH		SOLE		   3998123	  0  2249839
MYRIAD GENETICS			COM		62855J104    2,708   103800 SH		SOLE		     14900	  0    88900
NATIONAL OILWELL VARCO		COM		637071101  702,571 15934926 SH		SOLE		  10349225	  0  5585701
NEW ORIENTAL EDUCATION ADR	ADR		647581107   35,619   471090 SH		SOLE		    452090	  0    19000
NIKE				COM		654106103  317,675  4808154 SH		SOLE		   2976436	  0  1831718
NUVASIVE			COM		670704105    3,843   120175 SH		SOLE		     17675	  0   102500
QUALCOMM			COM		747525103  672,397 14535166 SH		SOLE		   9331955	  0  5203211
REGENERON PHARMACEUTICALS	COM		75886F107    1,951    80700 SH		SOLE		     11600	  0    69100
SALESFORCE.COM			COM		79466L302  639,128  8663797 SH		SOLE		   5660160	  0  3003637
SCHLUMBERGER			COM		806857108  567,265  8715094 SH		SOLE		   5642306	  0  3072788
SEATTLE GENETICS INC		COM		812578102    1,437   141400 SH		SOLE		     20400	  0   121000
ST. JUDE MEDICAL		COM		790849103    3,774   102600 SH		SOLE		     14800	  0    87800
STAPLES				COM		855030102  240,962  9799196 SH		SOLE		   6046206	  0  3752990
STARBUCKS			COM		855244109  307,377 13329440 SH		SOLE		   8312004	  0  5017436
STRYKER				COM		863667101  103,196  2048755 SH		SOLE		   1333779	  0   714976
TAIWAN SEMICONDUCTOR MFG 	ADR		874039100    1,341   117200 SH		SOLE		     46700	  0    70500
VARIAN MEDICAL SYSTEMS		COM		92220P105  314,856  6720503 SH		SOLE		   4084597	  0  2635906
VERTEX PHARMS			COM		92532F100    3,514    82000 SH		SOLE		     11800	  0    70200
VISA INC			COM		92826C839  698,843  7990434 SH		SOLE		   5108446	  0  2881988
VIVUS INC			COM		928551100    1,624   176500 SH		SOLE		     25300	  0   151200
VMWARE INC			COM		928563402  168,854  3984295 SH		SOLE		   2477928	  0  1506367



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